Cost Classifications (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost Classifications
Depreciation and amortization not included in cost of product sold	$ 1.2	$ 0.8	$ 2.3	$ 1.5	$ 3.6	$ 2.4	$ 2.8
Depreciation and amortization not included in direct operating expenses	27.1	25.6	53.9	51.0	103.5	67.2	63.4
Depreciation and amortization not included in selling, general and administrative expenses	$ 0.1	$ 0.2	$ 0.2	$ 0.4	$ 0.5	$ 0.2	$ 0.2